Note 10 - Finance Expense (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Interest expense on borrowings		$ 51,594	$ 37,466	$ 2,174
Total for all related parties [member]
Statement Line Items [Line Items]
Interest expense on borrowings	[1]	34,771	34,866	0
Related party borrowings [member] | Total for all related parties [member]
Statement Line Items [Line Items]
Interest expense on borrowings		34,800	34,900	0
Related party borrowings [member] | Parent [member]
Statement Line Items [Line Items]
Interest expense on borrowings		$ 0	$ 0	$ 2,100

[1]	In 2023, the Group entered into a loan agreement with its parent entity block.one. The Group paid interest to block.one at a per annum interest rate of 7% on a quarterly basis. In 2024, block.one transferred all of its rights and obligations under the loan agreement to a subsidiary of block.one. Subsequently, the majority of shares of the subsidiary were transferred to certain major shareholders of the Group, hence the counterparty of the loan became a related party of the Group. See Note 22 for further details